INCOME TAXES - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal	$ 0	$ 0	$ 0
State	50	8	50
Foreign	3	0	0
Current income tax expense (benefit)	53	8	50
Deferred
Federal	0	0	0
State	0	0	0
Foreign	0	0	0
Total deferred	0	0	0
Provision for income taxes	$ 53	$ 8	$ 50